N-2 - USD ($)			2 Months Ended	3 Months Ended
		May 02, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	May 01, 2024
Cover [Abstract]
Entity Central Index Key		0001580345
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		TriplePoint Venture Growth BDC Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Except as noted below, the following annualized percentages were calculated based on actual expenses incurred in the three months ended March 31, 2024 and net assets as of March 31, 2024, and do not include events occurring subsequent thereto. The table and examples below include all fees and expenses of our consolidated subsidiaries.

Stockholder Transaction Expenses:

Sales load or other commission payable by us (as a percentage of offering price)

2.00

%(1)

Offering expenses (as a percentage of offering price)

0.33

%(2)

Dividend reinvestment plan expenses

—

%(3)

Total Stockholder Transaction Expenses (as a percentage of offering price)

2.33

%

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.33%
Other Transaction Expenses [Percent]		2.33%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock):

Base management fee payable under the Investment Advisory Agreement

5.07

%(4)

Incentive fee payable under the Investment Advisory Agreement (20% of net investment income and realized capital gains)

3.66

%(5)

Interest payments on borrowed funds

8.26

%(6)

Other expenses

2.87

%(7)

Total annual expenses

19.86

%

Management Fees [Percent]	[4]	5.07%
Interest Expenses on Borrowings [Percent]	[5]	8.26%
Incentive Fees [Percent]	[6]	3.66%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	2.87%
Total Annual Expenses [Percent]		19.86%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return(1)	$185	$450	$658	$1,007
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return entirely from realized capital gains	$195	$471	$684	$1,027

____________

(1)      Assumes no return from net realized capital gains or net unrealized capital appreciation.

Expense Example, Year 01	[8]	$ 185
Expense Example, Years 1 to 3	[8]	450
Expense Example, Years 1 to 5	[8]	658
Expense Example, Years 1 to 10	[8]	$ 1,007
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” or “us” or that “we” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us.

Basis of Transaction Fees, Note [Text Block]		The expenses associated with the administration of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan. See “Dividend Reinvestment Plan” in the accompanying prospectus.
Other Transaction Fees, Note [Text Block]	Assumes that annual incentive fees earned by our Adviser remain consistent with the incentive fees that would have been earned by our Adviser (if not for the cumulative “catch-up” provision explained below) for the three months ended March 31, 2024 adjusted for any equity issuances. The incentive fee consists of two components, investment income and capital gains, which are largely independent of each other, with the result that one component may be payable even if the other is not payable.

Under the investment income component, we pay our Adviser each quarter 20.0% of the amount by which our pre-incentive fee net investment income for the quarter exceeds a hurdle rate of 2.0% (which is 8.0% annualized) of our net assets at the end of the immediately preceding calendar quarter, subject to a “catch-up” provision pursuant to which our Adviser receives all of such income in excess of the 2.0% level but less than 2.5% and subject to a total return requirement. The effect of the “catch-up” provision is that, subject to the total return provision discussed below, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our Adviser receives 20.0% of our pre-incentive fee net investment income as if the 2.0% hurdle rate did not apply. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income is payable except to the extent that 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 exceeds the cumulative incentive fees accrued and/or paid since March 5, 2014. In other words, any investment income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20.0% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2.0% hurdle rate, subject to the “catch-up” provision and (ii) (x) 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 minus (y) the cumulative incentive fees accrued and/or paid since March 5, 2014. For the foregoing purpose, the “cumulative net increase in net assets resulting from operations” is the sum of our pre-incentive fee net investment income, realized gains and losses and unrealized appreciation and depreciation since March 5, 2014.

Under the capital gains component of the incentive fee, we pay our Adviser at the end of each calendar year 20.0% of our aggregate cumulative realized capital gains from inception through the end of that year, computed net of our aggregate cumulative realized capital losses and our aggregate cumulative unrealized depreciation through the end of such year, less the aggregate amount of any previously paid capital gain incentive fees. For the foregoing purpose, our “aggregate cumulative realized capital gains” does not include any unrealized appreciation. It should be noted that we accrue an incentive fee for accounting purposes taking into account any unrealized appreciation in accordance with GAAP. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

Other Transaction Fees Basis, Note [Text Block]		“Other expenses” represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the three months ended March 31, 2024, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
Other Expenses, Note [Text Block]		The percentage reflects estimated offering expenses of approximately $250,000 and assumes we sell all $75.0 million of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus.
Management Fee not based on Net Assets, Note [Text Block]		Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See “Item 1. Business — Management Agreements — Investment Advisory Agreement” in our most recent Annual Report on Form 10-K for more information.
Acquired Fund Fees and Expenses, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” or “us” or that “we” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us.

Except as noted below, the following annualized percentages were calculated based on actual expenses incurred in the three months ended March 31, 2024 and net assets as of March 31, 2024, and do not include events occurring subsequent thereto. The table and examples below include all fees and expenses of our consolidated subsidiaries.

Stockholder Transaction Expenses:
Sales load or other commission payable by us (as a percentage of offering price)	2.00	%(1)
Offering expenses (as a percentage of offering price)	0.33	%(2)
Dividend reinvestment plan expenses	—	%(3)
Total Stockholder Transaction Expenses (as a percentage of offering price)	2.33%
Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee payable under the Investment Advisory Agreement	5.07	%(4)
Incentive fee payable under the Investment Advisory Agreement (20% of net investment income and realized capital gains)	3.66	%(5)
Interest payments on borrowed funds	8.26	%(6)
Other expenses	2.87	%(7)
Total annual expenses	19.86%

____________

(1)      Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agent will be entitled to compensation of up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)      The percentage reflects estimated offering expenses of approximately $250,000 and assumes we sell all $75.0 million of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus.

(3)      The expenses associated with the administration of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan. See “Dividend Reinvestment Plan” in the accompanying prospectus.

(4)      Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See “Item 1. Business — Management Agreements — Investment Advisory Agreement” in our most recent Annual Report on Form 10-K for more information.

(5)      Assumes that annual incentive fees earned by our Adviser remain consistent with the incentive fees that would have been earned by our Adviser (if not for the cumulative “catch-up” provision explained below) for the three months ended March 31, 2024 adjusted for any equity issuances. The incentive fee consists of two components, investment income and capital gains, which are largely independent of each other, with the result that one component may be payable even if the other is not payable.

Under the investment income component, we pay our Adviser each quarter 20.0% of the amount by which our pre-incentive fee net investment income for the quarter exceeds a hurdle rate of 2.0% (which is 8.0% annualized) of our net assets at the end of the immediately preceding calendar quarter, subject to a “catch-up” provision pursuant to which our Adviser receives all of such income in excess of the 2.0% level but less than 2.5% and subject to a total return requirement. The effect of the “catch-up” provision is that, subject to the total return provision discussed below, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our Adviser receives 20.0% of our pre-incentive fee net investment income as if the 2.0% hurdle rate did not apply. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income is payable except to the extent that 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 exceeds the cumulative incentive fees accrued and/or paid since March 5, 2014. In other words, any investment income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20.0% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2.0% hurdle rate, subject to the “catch-up” provision and (ii) (x) 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 minus (y) the cumulative incentive fees accrued and/or paid since March 5, 2014. For the foregoing purpose, the “cumulative net increase in net assets resulting from operations” is the sum of our pre-incentive fee net investment income, realized gains and losses and unrealized appreciation and depreciation since March 5, 2014.

Under the capital gains component of the incentive fee, we pay our Adviser at the end of each calendar year 20.0% of our aggregate cumulative realized capital gains from inception through the end of that year, computed net of our aggregate cumulative realized capital losses and our aggregate cumulative unrealized depreciation through the end of such year, less the aggregate amount of any previously paid capital gain incentive fees. For the foregoing purpose, our “aggregate cumulative realized capital gains” does not include any unrealized appreciation. It should be noted that we accrue an incentive fee for accounting purposes taking into account any unrealized appreciation in accordance with GAAP. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

(6)      “Interest payments on borrowed funds” represent our estimated annual interest payment, fees and credit facility expenses and are based on results of operations for the three months ended March 31, 2024 (annualized), including with respect to our and our wholly-owned financing subsidiary’s secured revolving credit facility with the lenders and agents party thereto from time to time (as amended or otherwise modified from time to time, the “Credit Facility”) and 4.50% unsecured notes due March 19, 2025 (the “2025 Notes”), 4.50% unsecured notes due March 1, 2026 (the “2026 Notes”), and 5.00% unsecured notes due February 28, 2027 (the “2027 Notes,” and together with the 2025 Notes and the 2026 Notes, the “Notes”). The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board’s and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)      “Other expenses” represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the three months ended March 31, 2024, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of each of the years ended December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014 can be found under “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations — Liquidity and Capital Resources — Senior Securities” of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, which is incorporated by reference into this prospectus. The report of Deloitte & Touche LLP, an independent registered public accounting firm, on the Senior Securities table as of December 31, 2023, has been incorporated by reference to the registration statement of which this prospectus is a part.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our investment objective is to maximize our total return to stockholders primarily in the form of current income and, to a lesser extent, capital appreciation by lending primarily with warrants to venture growth stage companies focused in technology and other high growth industries backed by TPC’s select group of leading venture capital investors.

We originate and invest primarily in loans that have a secured collateral position and are generally used by venture growth stage companies to finance their continued expansion and growth, equipment financings and, on a select basis, revolving loans, together with, in many cases, attached equity “kickers” in the form of warrant investments, and direct equity investments to venture capital-backed companies. We underwrite our investments seeking an unlevered yield-to-maturity on our growth capital loans and equipment financings generally ranging from 10% to 18% and on our revolving loans generally ranging from 1% to 10% above the applicable prime rate, in each case, with potential for higher returns in the event we are able to exercise warrant investments and realize gains or sell our related equity investments at a profit. We also generally underwrite our secured loans seeking a loan-to-enterprise value of less than 25%.

We make investments that our Adviser’s senior investment team believes have a low probability of loss due to their expertise and the revenue profile, product validation, customer commitments, intellectual property, financial condition and enterprise value of the potential opportunity. We believe these investments provide us with a stable, fixed-income revenue stream along with the potential for equity-related gains on a risk-adjusted basis. We believe that the venture growth stage debt market presents a compelling growth channel for us because it has high barriers to entry and is underserved by both traditional lenders and existing debt financing providers to venture capital-backed companies given the brand, reputation and market acceptance, industry relationships, venture lending and leasing expertise, specialized skills, track record, and other factors required to lend to companies backed by leading venture capital investors. Additionally, we believe our investments are distinct compared with the investments made by more traditional lenders because our investments provide us the ability to invest alongside leading venture capital investors in companies focused in technology and other high growth industries. We also believe that our investments are distinct compared to the investments made by existing debt financing providers to venture capital backed companies given our primary focus on venture growth stage companies backed by TPC’s select group of leading venture capital investors.

We believe we are able to successfully structure these investments as a result of the strong value proposition our secured loans offer to both borrowers and their venture capital investors. Our secured loans provide venture growth stage companies with an opportunity to:

•        diversify their funding sources;

•        augment their existing capital base and extend operating capital;

•        scale business operations and accelerate growth;

•        fund expenses ahead of anticipated corresponding revenue;

•        expand product offerings through internal development or acquisitions;

•        lower the upfront costs of capital expenditures;

•        build and/or expand their leadership positions within their respective markets;

•        accelerate and/or reduce volatility in the timing of cash collections; and

•        delay and/or postpone the need for their next round of equity financing, in each case, extending their cash available to fund operations without incurring substantial equity dilution during a critical time in their lifecycle when they are meaningfully building enterprise value.

Risk [Text Block]

RISK FACTORS

Investing in our common stock involves a high degree of risk. In addition to the other information contained in this prospectus supplement, including the risks described below, the accompanying prospectus and the documents incorporated by reference herein and therein, you should carefully consider the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, before making an investment in our common stock, as well as in subsequent filings with the SEC that are incorporated by reference into this prospectus supplement and the accompanying prospectus. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. In such case, the market price of shares of our common stock could decline, and you may lose part or all of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in the accompanying prospectus.

Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve of.

Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “Use of Proceeds,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment grade, interest-bearing securities. These investments may not yield a favorable return to our stockholders.

We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.

Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

Our common stock is traded on the NYSE under the symbol “TPVG.” The following table sets forth, for each fiscal quarter during the last two full fiscal years and the current fiscal year to date, the net asset value (“NAV”) per share of our common stock, the high and low closing sales prices for our common stock and such sales prices as a percentage of NAV per share.

Period		Closing Sales Price(2)		Premium/ (Discount) of High Sales Price to NAV(3)	Premium/ (Discount) of Low Sales Price to NAV(3)
	NAV(1)	High	Low
Second Quarter of 2024 (through May 1, 2024)	*	$9.63	$8.95	*	*
First Quarter of 2024	$9.02	$11.48	$9.01	27.3%	(0.1)%
Fourth Quarter of 2023	$9.21	$10.99	$9.20	19.3%	(0.1)%
Third Quarter of 2023	$10.37	$12.62	$10.12	21.7%	(2.4)%
Second Quarter of 2023	$10.70	$12.27	$9.81	14.7%	(8.3)%
First Quarter of 2023	$11.69	$12.72	$10.75	8.8%	(8.0)%
Fourth Quarter of 2022	$11.88	$13.31	$10.43	12.0%	(12.2)%
Third Quarter of 2022	$12.69	$14.47	$10.46	14.0%	(17.6)%
Second Quarter of 2022	$13.01	$17.88	$12.17	37.4%	(6.5)%
First Quarter of 2022	$13.84	$18.07	$15.80	30.6%	14.2%

(1)      NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)      Closing sales price as provided by the NYSE.

(3)      Calculated as of the respective high or low closing sales price divided by the quarter-end NAV and subtracting 1.

*        Not determinable at the time of filing.

Lowest Price or Bid	[9]		$ 8.95	$ 9.01	$ 9.2	$ 10.12	$ 9.81	$ 10.75	$ 10.43	$ 10.46	$ 12.17	$ 15.8
Highest Price or Bid	[9]		$ 9.63	$ 11.48	$ 10.99	$ 12.62	$ 12.27	$ 12.72	$ 13.31	$ 14.47	$ 17.88	$ 18.07
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			27.30%	19.30%	21.70%	14.70%	8.80%	12.00%	14.00%	37.40%	30.60%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(0.10%)	(0.10%)	(2.40%)	(8.30%)	(8.00%)	(12.20%)	(17.60%)	(6.50%)	14.20%
Share Price													$ 9.45
NAV Per Share	[11]			$ 9.02	$ 9.21	$ 10.37	$ 10.7	$ 11.69	$ 11.88	$ 12.69	$ 13.01	$ 13.84
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF COMMON STOCK

Please refer to Exhibit 4.11 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, as filed with the SEC on March 6, 2024, which is incorporated by reference into this prospectus, for a description of our common stock. We urge you to read the applicable prospectus supplement and any related free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.

DESCRIPTION OF PREFERRED STOCK

In addition to shares of common stock, our charter authorizes the issuance of preferred stock. If we offer preferred stock under this prospectus, we will issue an appropriate prospectus supplement. We may issue preferred stock from time to time in one or more classes or series, without stockholder approval. Prior to issuance of shares of each class or series, our Board is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such an issuance must adhere to the requirements of the 1940 Act, Maryland law and any other limitations imposed by law.

The following is a general description of the terms of the preferred stock we may issue from time to time. Particular terms of any preferred stock we offer will be described in the prospectus supplement relating to such preferred stock.

If we issue preferred stock, it will pay dividends to the holders of the preferred stock at either a fixed rate or a rate that will be reset frequently based on short-term interest rates, as described in a prospectus supplement accompanying each preferred share offering.

You should note that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any cash dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, the liquidation preference of any preferred stock, together with all other senior securities, must not exceed an amount equal to 66⅔% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. In addition, under the 1940 Act, shares of preferred stock must be cumulative as to dividends and have a complete preference over our common stock to payment of their liquidation preference in the event of a dissolution

Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock provides us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.

For any class or series of preferred stock that we may issue, our Board will determine and the articles supplementary and prospectus supplement relating to such class or series will describe:

•        the designation and number of shares of such class or series;

•        the rate, whether fixed or variable, and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;

•        any provisions relating to convertibility or exchangeability of the shares of such class or series, including adjustments to the conversion price of such class or series;

•        the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;

•        the voting powers, if any, of the holders of shares of such class or series;

•        any provisions relating to the redemption of the shares of such class or series;

•        any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;

•        any conditions or restrictions on our ability to issue additional shares of such class or series or other securities;

•        if applicable, a discussion of certain U.S. federal income tax considerations; and

•        any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.

All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our Board, and all shares of each class or series of preferred stock will be identical and of equal rank except as to the dates from which dividends, if any, thereon will be cumulative. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any preferred stock being offered, as well as the complete articles supplementary that contain the terms of the applicable class or series of preferred stock.

Preferred Stock Restrictions, Other [Text Block]		PREFERRED STOCK
Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the series of debt securities being offered, as well as the complete indentures that contain the terms of the debt securities.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.

This section includes a description of the material provisions of the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. A copy of the form of indenture is attached as an exhibit to the registration statement of which this prospectus is a part. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” for information on how to obtain a copy of the indenture.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:

•        the designation or title of the series of debt securities;

•        the total principal amount of the series of debt securities;

•        the percentage of the principal amount at which the series of debt securities will be offered;

•        the date or dates on which principal will be payable;

•        the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•        the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•        whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);

•        the terms for redemption, extension or early repayment, if any;

•        the currencies in which the series of debt securities are issued and payable;

•        whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•        the place or places of payment, transfer, conversion and/or exchange of the debt securities;

•        the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);

•        the provision for any sinking fund;

•        any restrictive covenants;

•        any Events of Default (as defined in “Events of Default” below);

•        whether the series of debt securities is issuable in certificated form;

•        any provisions for defeasance or covenant defeasance;

•        any special federal income tax implications, including, if applicable, federal income tax considerations relating to original issue discount;

•        whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•        any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•        whether the debt securities are subject to subordination and the terms of such subordination;

•        whether the debt securities are secured and the terms of any security interest;

•        the listing, if any, on a securities exchange; and

•        any other terms.

The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt, but giving effect to any exemptive relief granted to us by the SEC. For a discussion of risks involved with incurring additional leverage, see “Risk Factors” in our annual, quarterly and other reports filed with the SEC from time to time. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Long Term Debt, Title [Text Block]		DEBT SECURITIES
Other Securities [Table Text Block]

DESCRIPTION OF SUBSCRIPTION RIGHTS

General

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. You should read the prospectus supplement related to any such subscription rights offering.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•        the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days)

•        the title of such subscription rights;

•        the exercise price for such subscription rights (or method of calculation thereof);

•        the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);

•        the number of such subscription rights issued to each stockholder;

•        the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•        if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•        the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);

•        the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•        any termination right we may have in connection with such subscription rights offering; and

•        any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise Of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Dilutive Effects

Any stockholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of stockholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current net asset value per share, the rights offering may reduce our net asset value per share. The amount of dilution that a stockholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our stockholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

DESCRIPTION OF WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. You should read the prospectus supplement related to any warrants offering.

We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

•        the aggregate number of such warrants;

•        the title of such warrants;

•        the price or prices at which such warrants will be issued;

•        the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

•        if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

•        in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;

•        in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

•        the date on which the right to exercise such warrants shall commence and the date on which such right will expire;

•        whether such warrants will be issued in registered form or bearer form;

•        if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

•        if applicable, the number of such warrants issued with each security;

•        if applicable, the date on and after which such warrants and the related securities will be separately transferable;

•        information with respect to book-entry procedures, if any;

•        the terms of the securities issuable upon exercise of the warrants;

•        if applicable, a discussion of certain U.S. federal income tax considerations; and

•        any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our stockholders authorize the proposal to issue such warrants, and our Board approves such issuance on the basis that the issuance is in the best interests of us and our stockholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25.0% of our outstanding voting securities.

Other Security, Title [Text Block]		WARRANTS
Warrants or Rights, Called Title		SUBSCRIPTION RIGHTS
Scenario, Plan [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 195
Expense Example, Years 1 to 3		471
Expense Example, Years 1 to 5		684
Expense Example, Years 1 to 10		$ 1,027

[1]	Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agent will be entitled to compensation of up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses associated with the administration of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan. See “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	The percentage reflects estimated offering expenses of approximately $250,000 and assumes we sell all $75.0 million of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus.
[4]	Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See “Item 1. Business — Management Agreements — Investment Advisory Agreement” in our most recent Annual Report on Form 10-K for more information.
[5]	“Interest payments on borrowed funds” represent our estimated annual interest payment, fees and credit facility expenses and are based on results of operations for the three months ended March 31, 2024 (annualized), including with respect to our and our wholly-owned financing subsidiary’s secured revolving credit facility with the lenders and agents party thereto from time to time (as amended or otherwise modified from time to time, the “Credit Facility”) and 4.50% unsecured notes due March 19, 2025 (the “2025 Notes”), 4.50% unsecured notes due March 1, 2026 (the “2026 Notes”), and 5.00% unsecured notes due February 28, 2027 (the “2027 Notes,” and together with the 2025 Notes and the 2026 Notes, the “Notes”). The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board’s and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[6]	Assumes that annual incentive fees earned by our Adviser remain consistent with the incentive fees that would have been earned by our Adviser (if not for the cumulative “catch-up” provision explained below) for the three months ended March 31, 2024 adjusted for any equity issuances. The incentive fee consists of two components, investment income and capital gains, which are largely independent of each other, with the result that one component may be payable even if the other is not payable.

Under the investment income component, we pay our Adviser each quarter 20.0% of the amount by which our pre-incentive fee net investment income for the quarter exceeds a hurdle rate of 2.0% (which is 8.0% annualized) of our net assets at the end of the immediately preceding calendar quarter, subject to a “catch-up” provision pursuant to which our Adviser receives all of such income in excess of the 2.0% level but less than 2.5% and subject to a total return requirement. The effect of the “catch-up” provision is that, subject to the total return provision discussed below, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our Adviser receives 20.0% of our pre-incentive fee net investment income as if the 2.0% hurdle rate did not apply. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income is payable except to the extent that 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 exceeds the cumulative incentive fees accrued and/or paid since March 5, 2014. In other words, any investment income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20.0% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2.0% hurdle rate, subject to the “catch-up” provision and (ii) (x) 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 minus (y) the cumulative incentive fees accrued and/or paid since March 5, 2014. For the foregoing purpose, the “cumulative net increase in net assets resulting from operations” is the sum of our pre-incentive fee net investment income, realized gains and losses and unrealized appreciation and depreciation since March 5, 2014.

Under the capital gains component of the incentive fee, we pay our Adviser at the end of each calendar year 20.0% of our aggregate cumulative realized capital gains from inception through the end of that year, computed net of our aggregate cumulative realized capital losses and our aggregate cumulative unrealized depreciation through the end of such year, less the aggregate amount of any previously paid capital gain incentive fees. For the foregoing purpose, our “aggregate cumulative realized capital gains” does not include any unrealized appreciation. It should be noted that we accrue an incentive fee for accounting purposes taking into account any unrealized appreciation in accordance with GAAP. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

[7]	“Other expenses” represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the three months ended March 31, 2024, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
[8]	Assumes no return from net realized capital gains or net unrealized capital appreciation.
[9]	Closing sales price as provided by the NYSE.
[10]	Calculated as of the respective high or low closing sales price divided by the quarter-end NAV and subtracting 1.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.